SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals 1)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Tax Rate [Line Items]
Corporate income tax	25.00%
Applicable income tax rate	25.00%	24.00%	22.00%	20.00%	18.00%
Percentage of tax rate entitled for technically advanced enterprise					15.00%
Hainan Jinpan Electric Co. Ltd.
Income Tax Rate [Line Items]
Applicable income tax rate	25.00%
Percentage of tax rate entitled for technically advanced enterprise		15.00%
Shanghai Jinpan Electric Company Limited
Income Tax Rate [Line Items]
Corporate income tax	25.00%	25.00%
Applicable income tax rate	25.00%	25.00%
Tax rate on sale		1.25%